IMPORTANT INFORMATION REGARDING
THE FEDERATED HERMES FUNDS

SUPPLEMENT TO CURRENT PROSPECTUSES
Please add the following disclosure to the section entitled “What are the Fund’s Principal Investments?”, under the sub-section “Other Investments, Transactions, Techniques”:
“Additional Information Regarding the Security Selection Process
As part of analysis inherent in its security selection process, among other factors, the Adviser also evaluates whether environmental, social and governance factors could have positive or negative impact on the risk profiles of many issuers or guarantors in the universe of securities in which the Fund may invest. The Adviser may also consider information derived from active engagements conducted by its in-house stewardship team with certain issuers or guarantors. This qualitative analysis does not automatically result in including or excluding specific securities but is used by Federated Hermes as an additional input to improve portfolio risk/return characteristics.”
The Federated Hermes Funds include the following registrants and funds and all of their share classes:
FEDERATED HERMES FIXED INCOME SECURITIES, INC.
Federated Hermes Strategic Income Fund
FEDERATED HERMES HIGH INCOME BOND FUND, INC.
FEDERATED HERMES HIGH YIELD TRUST
Federated Hermes Equity Advantage Fund
Federated Hermes Opportunistic High Yield Bond Fund
Federated Hermes Income Securities Trust
Federated Hermes Intermediate Corporate Bond Fund
Federated Hermes Floating Rate Strategic Income Fund
Federated Hermes Short-Term Income Fund
Federated Hermes Institutional Trust
Federated Hermes Institutional High Yield Bond Fund
Federated Hermes Short-Intermediate Total Return Bond Fund
Federated Hermes Insurance Series
Federated Hermes High Income Bond Fund II
Federated Hermes Quality Bond Fund II
Federated Hermes International Series, Inc.
Federated Hermes Global Total Return Bond Fund

Federated Hermes Investment Series Funds, Inc.
Federated Hermes Corporate Bond Fund
Federated Hermes Managed Pool Series
Federated Hermes Corporate Bond Strategy Portfolio
Federated Hermes High Yield Strategy Portfolio
Federated Hermes International Bond Strategy Portfolio
Federated Hermes Municipal Bond Fund, Inc.
Federated Hermes Municipal Securities Income Trust
Federated Hermes Michigan Intermediate Municipal Fund
Federated Hermes Municipal High Yield Advantage Fund
Federated Hermes Ohio Municipal Income Fund
Federated Hermes Pennsylvania Municipal Income Fund
FEDERATED HERMES SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST
Federated Hermes Short-Intermediate Municipal Fund
Federated HERMES Total Return Series, Inc.
Federated Hermes Total Return Bond Fund
Federated Hermes Ultrashort Bond Fund
Federated Hermes World Investment Series, Inc.
Federated Hermes Emerging Market Debt Fund
July 30, 2020
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q455135 (7/20)
© 2020 Federated Hermes, Inc.